Class A | Thrivent Large Cap Growth Fund
Thrivent Large Cap Growth Fund AAAGX
Investment Objective
Thrivent Large Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 94 through 95 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A Thrivent Large Cap Growth Fund Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	1.00%	[1]
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Thrivent Large Cap Growth Fund Class A
Management Fees	0.74%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.28%
Less Expense Reimbursement	0.08%	[1]
Net Annual Fund Operating Expenses	1.20%
[1]	The Adviser has contractually agreed, through at least February 28, 2018, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Large Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 1.20% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class A | Thrivent Large Cap Growth Fund | Class A | USD ($)	567	830	1,113	1,919

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/ Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund's portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Growth Index, which measures the performance of the growth stocks in the S&P 500 Index. The Fund now compares its returns to the S&P 500 Growth Index because the Fund’s complex no longer uses Russell as an index provider. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 '09	+16.67%
Worst Quarter:	Q4 '08	(24.26)%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 30, 2016)
Average Annual Total Returns - Class A - Thrivent Large Cap Growth Fund	1 Year	5 Years	10 Years
Class A	(6.67%)	12.37%	5.42%
Class A | (after taxes on distributions)	(6.80%)	11.94%	5.03%
Class A | (after taxes on distributions and redemptions)	(3.67%)	9.91%	4.28%
S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)	6.89%	14.54%	8.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.33%